Share Based Compensation - Share Unit Plans (Details) $ / shares in Units, shares in Thousands, EquityInstruments in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2022 CAD ($) EquityInstruments shares $ / shares
Performance Share Units (PSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	2,209	2,766
Granted	814	947
Redeemed for cash	(436)	(794)
Forfeited/expired | shares	(273)	(710)
Outstanding, end of year	2,314	2,209
Performance Share Units (PSUs) | Minimum
Share Based Compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share Based Compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
Share Based Compensation
Vesting period	3 years
Value of shares converted to Suncor RSUs | $		$ 123
Conversion price per share | $ / shares		$ 30.93
Summary of activity of share unit plans:
Outstanding, beginning of year	28,262	21,437
Granted	9,006	13,235
Redeemed for cash	(7,582)	(4,533)
Forfeited/expired | shares	(3,156)	(1,877)
Outstanding, end of year	26,530	28,262
Deferred Share Units (DSUs)
Summary of activity of share unit plans:
Outstanding, beginning of year	1,331	1,382
Granted	299	187
Redeemed for cash	(461)	(238)
Outstanding, end of year	1,169	1,331
Deferred Share Units (DSUs) | Director | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Director | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%
Deferred Share Units (DSUs) | Executives | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	25.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Three
Share Based Compensation
Percentage of awards elected to be paid in cash	75.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Four
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%